RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of Related Party Notes Payable activity	September 30,2024 December 31,2023 Beginning Balance $11,283 $10,912 Payments - - Foreign currency translation 85 371 Ending Balance $11,368 $11,283	2023 2022 Beginning Balance $10,912 $464,264 Payments - (472,920)Foreign currency translation 371 19,568 Ending Balance $11,283 $10,912
Schedule of Related Party Loans Payable	September 30,2024 December 31,2023 Beginning balance $13,257 $12,821 Proceeds 18,344 - Payments (8,918) - Foreign currency translation (1,525) 436 Ending balance $21,158 $13,257	2023 2022 Beginning balance $12,821 $1,293,472 Proceeds - 3,635,756 Payments - (4,851,678)Foreign currency translation 436 (64,729)Ending balance $13,257 $12,821